Condensed Issuer, Guarantor and Non Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Schedule of condensed consolidating balance sheet

Condensed Consolidating Balance Sheet at May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$22	$19	$3,215	$—	$3,256
Restricted cash	1,051	105	13,595	—	14,751
Accounts receivable	91,380	16,170	215	(201)	107,564
Inventories	107,874	16,938	—	—	124,812
Net investment in lease	—	—	647	(647)	—
Deferred income taxes	11,750	976	—	—	12,726
Other current assets	6,622	1,401	83	––	8,106
Total current assets	218,699	35,609	17,755	(848)	271,215
Property, plant and equipment, net	349,483	20,606	7,424	(7,424)	370,089
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,159	12,612	—	—	20,771
Investment in subsidiaries	78,110	—	—	(78,110)	—
Intercompany receivables	965	17,978	—	(18,943)	—
Other assets	28,292	1,167	—	—	29,459
	$766,936	$93,817	$25,179	$(105,325)	$780,607
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$9,533	$—	$822	$(647)	$9,708
Accounts payable - trade	49,751	6,080	199	(201)	55,829
Accrued liabilities	34,273	2,987	12,895	—	50,155
Total current liabilities	93,557	9,067	13,916	(848)	115,692
Intercompany payables	18,664	—	279	(18,943)	—
Long-term debt, less current maturities	616,364	—	6,374	—	622,738
Obligations under capital leases, less current installments	7,424	—	—	(7,424)	—
Deferred income taxes	40,868	8,291	—	—	49,159
Other liabilities	29,449	777	—	—	30,226
Total liabilities	806,326	18,135	20,569	(27,215)	817,815
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	75,682	2,428	(78,110)	(39,390)
Noncontrolling interest	—	—	2,182	—	2,182
Total (deficit) equity	(39,390)	75,682	4,610	(78,110)	(37,208)
	$766,936	$93,817	$25,179	$(105,325)	$780,607

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Schedule of condensed consolidating statements of comprehensive income (loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$125,738	$23,212	$2,416	$(3,622)	$147,744
Cost of revenue (exclusive of items shown separately below)	110,422	18,962	1,505	(3,171)	127,718
Depreciation, depletion and amortization	10,564	1,554	—	—	12,118
Pension and profit sharing	1,795	83	—	—	1,878
Selling, administrative and general expenses	16,679	3,004	74	(344)	19,413
Loss on disposals of property, equipment and software	138	14	—	—	152
Operating (loss) income	(13,860)	(405)	837	(107)	(13,535)
Interest expense, net	(19,118)	(61)	(105)	107	(19,177)
(Loss) income before income taxes	(32,978)	(466)	732	—	(32,712)
Income tax benefit	(3,322)	(153)	—	—	(3,475)
Equity in earnings of subsidiaries	(320)	—	—	320	—
Net (loss) income	(29,976)	(313)	732	320	(29,237)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69	—	—	—	69
Comprehensive (loss) income	(29,907)	(313)	732	320	(29,168)
Less: comprehensive income attributable to noncontrolling interest	—	—	(739)	—	(739)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(29,907)	$(313)	$(7)	$320	$(29,907)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$148,256	$21,620	$1,978	$(13,873)	$157,981
Cost of revenue (exclusive of items shown separately below)	129,123	17,113	614	(13,419)	133,431
Depreciation, depletion and amortization	9,961	1,882	—	—	11,843
Pension and profit sharing	1,762	79	—	—	1,841
Selling, administrative and general expenses	15,677	2,249	100	(344)	17,682
Gain on disposals of property, equipment and software	(35)	—	—	—	(35)
Operating income (loss)	(8,232)	297	1,264	(110)	(6,781)
Interest expense, net	(22,710)	(72)	(148)	110	(22,820)
(Loss) income before income taxes	(30,942)	225	1,116	—	(29,601)
Income tax benefit	(10,812)	(675)	—	—	(11,487)
Equity in earnings of subsidiaries	1,711	—	—	(1,711)	—
Net (loss) income	(18,419)	900	1,116	(1,711)	(18,114)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	77	—	—	—	77
Comprehensive (loss) income	(18,342)	900	1,116	(1,711)	(18,037)
Less: comprehensive income attributable to noncontrolling interest		—	(305)	—	(305)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(18,342)	$900	$811	$(1,711)	$(18,342)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—		(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—		(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(36,279)	$758	$2,268	$(3,000)	$(36,253)
Cash flows from investing activities
Capital expenditures	(8,718)	(773)	—	—	(9,491)
Proceeds from sale of property and equipment	52	15	—	—	67
Change in cash value of life insurance	3,089	—	—	—	3,089
Change in restricted cash	123	—	(4,751)	—	(4,628)
Net cash used in investing activities	(5,454)	(758)	(4,751)	—	(10,963)
Cash flows from financing activities
Proceeds from revolving credit	49,419	—	—	—	49,419
Repayment of revolving credit	(6,324)	—	—	—	(6,324)
Proceeds from issuance of long-term debt	481	—	—	—	481
Repayment of long-term debt	(756)	—	(335)	—	(1,091)
Payments on capital leases	(1,096)	—	—	—	(1,096)
Debt issuance costs	—	—	—	—	—
Dividends received (paid)	—	—	(3,000)	3,000	—
Distribution to noncontrolling interest	—	—	(451)	—	(451)
Net cash provided by (used in) financing activities	41,724	—	(3,786)	3,000	40,938
Net decrease in cash and cash equivalents	(9)	—	(6,269)	—	(6,278)
Cash and cash equivalents
Beginning of period	31	19	9,484	—	9,534
End of period	$22	$19	$3,215	$—	$3,256

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(39,008)	$(543)	$(2,404)	$—	$(41,955)
Cash flows from investing activities
Capital expenditures	(14,358)	(417)	—	—	(14,775)
Proceeds from sale of property and equipment	221	—	—	—	221
Change in cash value of life insurance	(2,573)	—	—	—	(2,573)
Change in restricted cash	126	—	(1)	—	125
Net cash used in investing activities	(16,584)	(417)	(1)	—	(17,002)
Cash flows from financing activities
Proceeds from revolving credit	118,377	486	—	—	118,863
Repayment of revolving credit	(170,383)	—	—	—	(170,383)
Proceeds from issuance of long-term debt	268,535	—	—	—	268,535
Repayment of long-term debt	(152,652)	—	(116)	—	(152,768)
Payments on capital leases	(1,290)	—	—	—	(1,290)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Dividends paid	—	—	—	—	—
Distribution to noncontrolling interest	—	—	(438)	—	(438)
Net cash provided by (used in) financing activities	48,525	486	(554)	—	48,457
Net decrease in cash and cash equivalents	(7,067)	(474)	(2,959)	—	(10,500)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$39	$2	$4,491	$—	$4,532

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029